Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Summary of Commitments Under Leases, Outsourcing and Other Agreements Due
The following table presents a summary of Hydro One’s commitments under outsourcing and other agreements due in the next five years and thereafter:

As at December 31, 2023 (millions of dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Outsourcing and other agreements	128	58	19	11	11	16
Capital agreements	24	75	31	—	—	—
Long-term software/meter agreement	25	18	2	1	1	—

Summary of Other Commitments
The following table presents a summary of Hydro One’s other commercial commitments by year of expiry in the next five years and thereafter:

As at December 31, 2023 (millions of dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Operating Credit Facilities[1]	—	—	—	—	2,300	—
Letters of credit[2]	182	—	—	—	—	—
Guarantees[3]	475	—	—	—	—	—
1 On June 1, 2023, the maturity date for the Operating Credit Facilities was extended to 2028.
[2] Letters of credit consist of $157 million letters of credit related to retirement compensation arrangements, a $18 million letter of credit provided to the IESO for prudential support and $7 million in letters of credit for various operating purposes.
[3] Guarantees consist of $475 million prudential support provided to the IESO by Hydro One on behalf of its subsidiaries.